CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
The table below shows the fair values of assets and liabilities at the date of the transaction:

01-31-2019
Masisa Mexico Group	ThU.S.$
Cash and cash equivalent	9,164
Other current non-financial	321
Trade and other current receivables (*)	23,163
Accounts receivable from related companies	27,702
Inventories	30,477
Current tax assets	8,769
Investments accounted for using equity method	278
Property, plant and equipment	155,722
Deferred tax assets	3,701
Non-Current Assets or disposal groups classified as held for sale	49
Total assets	259,346
Trade and other current payables	2,024
Accounts payable to related companies	27,100
Other current provisions	17,832
Current tax liabilities	3,243
Deferred tax liabilities	14,368
Non-current provisions for employee benefits	4,426
Total liabilities	68,993
Total equity	190,353
(*)	Trade receivables and other current receivables have an insignificant risk of bad debt. At the acquisition date, the bad debt provision was near to 1%, which is in accordance with the Arauco policy.

Disclosure of information about revenue and net profit recognized at the acquisition day [Text Block]	The following table shows revenue and net profit recognized from the acquisition date through December 31, 2019:
02-01-2019 to 12-31-2019
Masisa Mexico Group	ThU.S.$
Revenue	138,803
Net l o ss	995

Disclosure of information about revenue and net profit as if combination occurred at beginning of period [Text Block]
If the acquisition had occurred on January 1, 2019, consolidated pro-forma revenue and profit for the year ended December 31, 2019 would have been:

January-December 2019 (Pro-forma)
CELULOSA ARAUCO Y CONSTITUCIÓN S.A. AND SUBSIDIARIES	ThU.S.$
Revenue	5,353,354
Net profit	58,472